UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2008
Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one):  	[x] is a restatement.
	 			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Marilyn Holt-Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Marilyn Holt-Smith	Madison, WI	25-April-2008

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	98,446

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      215     5616 SH       SOLE                     4638               978
Abbott Laboratories            COM              002824100     2582    46820 SH       SOLE                    38879              7941
Affiliated Managers            COM              008252108      570     6287 SH       SOLE                     5688               599
Apache                         COM              037411105      226     1873 SH       SOLE                     1688               185
Apple Computer                 COM              037833100     1369     9542 SH       SOLE                     7770              1772
Applied Materials              COM              038222105      200    10272 SH       SOLE                     9343               929
Autodesk                       COM              052769106      483    15336 SH       SOLE                    13936              1400
Barr Pharmaceuticals Inc       COM              068306109      557    11538 SH       SOLE                    10504              1034
Boeing                         COM              097023105     2901    39002 SH       SOLE                    32667              6335
CF Industries                  COM              125269100      550     5304 SH       SOLE                     4839               465
Cerner Corp                    COM              156782104      564    15130 SH       SOLE                    13845              1285
Charles Schwab                 COM              808513105     2459   130600 SH       SOLE                   107632             22968
Ciena Corporation              COM              171779309      772    25036 SH       SOLE                    22831              2205
Cisco Systems                  COM              17275R102     3019   125317 SH       SOLE                   103827             21490
Coca-Cola Co.                  COM              191216100     1728    28393 SH       SOLE                    23502              4891
Cognizant Corp                 COM              192446102     2389    82872 SH       SOLE                    67112             15760
ConocoPhillips                 COM              20825C104      202     2647 SH       SOLE                     2432               215
Covance Inc                    COM              222816100      578     6967 SH       SOLE                     6334               633
Duke Energy                    COM              26441c105      185    10381 SH       SOLE                     9526               855
EMC Corp                       COM              268648102     2934   204589 SH       SOLE                   169434             35155
Ecolab                         COM              278865100     3059    70446 SH       SOLE                    57583             12863
Express Scripts Inc            COM              302182100      903    14038 SH       SOLE                    12823              1215
Fastenal Co                    COM              311900104     2929    63780 SH       SOLE                    52445             11335
Fiserv Inc                     COM              337738108      620    12901 SH       SOLE                    11731              1170
Fluor Corporation              COM              343412102      626     4432 SH       SOLE                     3998               434
General Electric               COM              369604103      211     5713 SH       SOLE                     5225               488
Hain Celestial Group           COM              405217100      473    16022 SH       SOLE                    14557              1465
Hansen Natural                 COM              411310105      597    16910 SH       SOLE                    15440              1470
Iron Mountain                  COM              462846106     2179    82428 SH       SOLE                    67543             14885
Jabil Circuit Inc              COM              466313103      202    21319 SH       SOLE                    19504              1815
Jack Henry & Associates        COM              426281101      651    26390 SH       SOLE                    23860              2530
Joy Global Inc                 COM              481165108      578     8876 SH       SOLE                     8071               805
Kohls Corp                     COM              500255104     1095    25534 SH       SOLE                    21019              4515
MEMC Electronic Materials Inc. COM              552715104      770    10861 SH       SOLE                     9861              1000
Medco Health Solutions         COM              58405U102     3316    75718 SH       SOLE                    61540             14178
Medtronic                      COM              585055106     3193    66008 SH       SOLE                    53753             12255
Microchip Technology           COM              595017104     3221    98425 SH       SOLE                    81255             17170
Microsoft                      COM              594918104     2416    85124 SH       SOLE                    70340             14784
Molson Coors Brewing Co        COM              60871r209      212     4042 SH       SOLE                     3872               170
Monster Worldwide Inc          COM              611742107      595    24560 SH       SOLE                    22380              2180
NII Holdings Inc               COM              62913f201     1901    59827 SH       SOLE                    49964              9863
Nat'l Oilwell Varco            COM              637071101      706    12101 SH       SOLE                    11007              1094
Noble Corp                     COM              G65422100      555    11167 SH       SOLE                    10052              1115
O'Reilly Automotive            COM              686091109      541    18965 SH       SOLE                    17245              1720
Oceaneering International      COM              675232102      766    12153 SH       SOLE                    11138              1015
Procter & Gamble               COM              742718109     3541    50529 SH       SOLE                    40161             10368
Qualcomm                       COM              747525103     2614    63751 SH       SOLE                    53384             10367
ResMed Inc.                    COM              761152107      580    13749 SH       SOLE                    12603              1146
Research In Motion             COM              760975102     2773    24708 SH       SOLE                    20369              4339
SanDisk Corp                   COM              80004C101     2026    89752 SH       SOLE                    75191             14561
Schlumberger                   COM              806857108     2968    34113 SH       SOLE                    28090              6023
Scientific Games Corp          COM              80874P109      470    22272 SH       SOLE                    20447              1825
Starbucks Corp                 COM              855244109     2170   124011 SH       SOLE                   101686             22325
TJX Companies                  COM              872540109      229     6917 SH       SOLE                     6300               617
Target Corp                    COM              87612E106     2201    43424 SH       SOLE                    35569              7855
Teva Pharmaceuticals           COM              881624209     3745    81084 SH       SOLE                    66506             14578
TomoTherapy Inc.               COM              890088107      648    45175 SH       SOLE                    40945              4230
Transocean Inc                 COM              G90073100     2917    21579 SH       SOLE                    17806              3773
United Natural Foods           COM              911163103      274    14661 SH       SOLE                    13336              1325
Urban Outfitters Inc           COM              917047102      726    23149 SH       SOLE                    21069              2080
Wal-Mart Stores                COM              931142103      213     4052 SH       SOLE                     3687               365
Walgreen Co                    COM              931422109     3313    86982 SH       SOLE                    71422             15560
Weatherford Intl Inc           COM              g95089101      774    10675 SH       SOLE                     9730               945
Western Union Co               COM              959802109     2884   135588 SH       SOLE                   111254             24334
Windstream Corp                COM              97381w104      169    14165 SH       SOLE                    12877              1288
Zebra Technologies             COM              989207105      415    12444 SH       SOLE                    11284              1160
Zimmer Holdings Inc            COM              98956P102     3351    43034 SH       SOLE                    35453              7581
iShares MSCI EAFE              COM              464287465      642     8923 SH       SOLE                     6533              2390
iShares MSCI Emerging Markets  COM              464287234      570     4243 SH       SOLE                     3433               810
iShares Russell MidCap Value   COM              464287473     1235     9604 SH       SOLE                     8229              1375
iShares S&P MidCap 400 Value   COM              464287705      200     2740 SH       SOLE                     2740